Taxation	6 Months Ended
Jun. 30, 2026
Taxation [Abstract]
TAXATION
10.	TAXATION

Cayman Islands

 The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Singapore

Trident Digital Tech Pte. Ltd. and Quality Zone Technologies Pte. Ltd. are located in Singapore and are subject to 17% statutory income tax rate with respect to the profit generated from Singapore.

DRC

Trident DRC is located in the “DRC” and is subject to a statutory corporate income tax rate of 30% on its taxable income.

Loss before income tax expense for the six months ended June 30, 2026 and 2025, is attributable to the following geographic locations:

	For the six months ended June 30,
	2026	2025
	USD	USD
Singapore	$(12,144,243)	$(4,415,133)
Cayman	(384,095)	(6,856,415)
DRC	(284,229)	-
Total loss before income tax expense	$(12,812,567)	$(11,271,548)

The components of income tax expense/(benefit) are as follows:

	For the six months ended June 30,
	2026	2025
Current income tax expense
Singapore	$-	$-
Cayman	-	-
DRC	-	-
Total current income tax expense	-	-
Deferred income tax benefit
Singapore	-	-
Cayman	-	-
DRC	(85,269)	-
Total deferred income tax benefit	(85,269)	-
Total income tax expense/(benefit)
Singapore	-	-
Cayman	-	-
DRC	(85,269)	-
Total income tax expense/(benefit)	$(85,269)	$-

The Group adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”) prospectively. The items accounting for the difference between income taxes computed at the Singapore statutory rate and our effective rate for the six months ended June 30, 2026 and 2025, pursuant to the requirements of ASU 2023-09, were as follows:

	For the six months ended June 30,
	2026		2025
	USD	%	USD	%
Loss before income taxes	$(12,812,567)		$(11,271,548)
Singapore statutory tax rate	17%		17%
Income tax expenses computed at statutory EIT rate	(2,178,136)	17.0%	(1,916,163)	17.0%
Foreign tax effects:
Cayman:
Statutory tax rate diﬀerence	65,296	(0.5)%	1,165,590	(10.3)%
DRC:
Statutory tax rate diﬀerence	(36,950)	0.3%	-	0.0%
Non-deductible expenses	1,258,857	(9.8)%	3,605	0.0%
Change in valuation allowance	805,664	(6.3)%	746,968	(6.7)%
Income tax expenses/(benefits)	$(85,269)	0.7%	$-	0.0%

As of June 30, 2026 and December 31, 2025, the significant components of the deferred tax assets are summarized below:

	As of June 30,	As of December 31,
	2026	2025
Deferred tax assets:
Net operating loss carried forward	$5,714,181	$4,869,609
Lease liabilities	148,854	204,193
Deferred revenue	80,129	67,821
Bad debt provision	1,265	1,273
Property and equipment	5,081	5,114
Long-term investment	565,250	565,250
Derivative liability	23,862	281,758
Deferred tax assets, gross	6,538,622	5,995,018
Valuation allowance	(5,990,197)	(5,227,971)
Deferred tax assets, net of valuation allowance	548,425	767,047

Deferred tax liabilities:
Right-of-use assets	(148,854)	(198,193)
Contract cost assets	(33,816)	(27,643)
Property and equipment	(307)	(309)
Convertible notes payable	(191,246)	(451,969)
Deferred tax liabilities	(374,223)	(678,114)

Net deferred tax assets	$174,202	$88,933

The roll forward of valuation allowances of deferred tax assets were as follows:

	As of June 30,	As of December 31,
	2026	2025
Balance as of beginning of period / year	$5,227,971	$2,297,022
Additions of valuation allowance	805,664	2,745,227
Foreign currency translation adjustments	(43,438)	185,722
Balance as of end of period / year	$5,990,197	$5,227,971

As of June 30, 2026, net operating loss carryforwards will expire, if unused, in the following amounts:

For the years ending December 31,	Amount
2028(1)	$276,443
2029(2)	304,229
Indefinitely(3)	33,010,612
Total	$33,591,284

(1)	Represents net operating loss carryforwards generated by the Group’s subsidiary in the DRC. In accordance with the applicable DRC tax regulations, net operating losses can be carried forward for up to three years to offset future taxable income and will expire in 2028 if not utilized.

(2)	Represents net operating loss carryforwards generated by the Group’s subsidiary in the DRC. In accordance with the applicable DRC tax regulations, net operating losses can be carried forward for up to three years to offset future taxable income and will expire in 2029 if not utilized.

(3)	Represents net operating loss carryforwards from the Group’s Singapore subsidiaries, which can be carried forward indefinitely to offset future taxable income, subject to statutory shareholding continuity requirements.

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2026 and December 31, 2025, the Group did not have any significant unrecognized uncertain tax positions. The Group did not incur interest and penalties tax for six months ended June 30, 2026 and 2025. As of June 30, 2026, the tax years ended December 31, 2019 to 2025 for the Group’s Singapore subsidiaries and the tax year ended December 31, 2025 for the Group’s Democratic Republic of the Congo (“DRC”) subsidiary, remain open for statutory examination by applicable tax authorities.